SPDR® S&P 500® ETF Trust

A Unit Investment Trust

Semi-Annual Report

March 31, 2011

(Unaudited)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDR” are trademarks of Standard & Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies, Inc. State Street Global Markets, LLC is permitted to use these trademarks pursuant to a “License Agreement” with Standard & Poor’s Financial Services LLC, and SPDR S&P 500 ETF Trust, is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR S&P 500 ETF Trust is not, however, sponsored by or affiliated with Standard & Poor’s Financial Services LLC or The McGraw-Hill Companies, Inc.

Precise in a world that isn’t. TM

SPDR S&P 500 ETF Trust
Schedule of Investments
March 31, 2011 (Unaudited)

Common Stocks	Shares	Value

3M Co.	5,281,786	$493,846,991
Abbott Laboratories	11,483,533	563,267,294
Abercrombie & Fitch Co. (Class A)	647,353	37,999,621
ACE, Ltd.	2,491,446	161,196,556
Adobe Systems, Inc.*	3,757,833	124,609,742
Advanced Micro Devices, Inc.*	4,276,096	36,774,426
Aetna, Inc.	2,852,213	106,758,333
AFLAC, Inc.	3,492,698	184,344,600
Agilent Technologies, Inc.*	2,560,964	114,679,968
Air Products & Chemicals, Inc.	1,596,770	143,996,719
Airgas, Inc.	552,961	36,727,670
AK Steel Holding Corp.	814,956	12,860,006
Akamai Technologies, Inc.*	1,391,300	52,869,400
Alcoa, Inc.	7,885,502	139,179,110
Allegheny Technologies, Inc.	731,222	49,518,354
Allergan, Inc.	2,269,601	161,187,063
Altera Corp.	2,378,537	104,703,199
Altria Group, Inc.	15,523,133	404,067,152
Amazon.com, Inc.*	2,643,741	476,217,066
Ameren Corp.	1,775,964	49,851,309
American Electric Power Co., Inc.	3,571,626	125,506,938
American Express Co.	7,761,264	350,809,133
American International Group, Inc.*	1,064,083	37,391,877
American Tower Corp. (Class A)*	2,950,424	152,890,972
Ameriprise Financial, Inc.	1,830,405	111,801,137
AmerisourceBergen Corp.	2,035,369	80,519,198
Amgen, Inc.*	6,922,872	370,027,508
Amphenol Corp. (Class A)	1,306,905	71,082,563
Anadarko Petroleum Corp.	3,682,401	301,662,290
Analog Devices, Inc.	2,225,533	87,641,490
Aon Corp.	2,474,844	131,067,738
Apache Corp.	2,840,141	371,831,260
Apartment Investment & Management Co. (Class A)	867,046	22,083,662
Apollo Group, Inc. (Class A)*	913,100	38,085,401
Apple, Inc.*	6,836,158	2,382,059,255
Applied Materials, Inc.	9,796,373	153,019,346
Archer-Daniels-Midland Co.	4,734,973	170,506,378
Assurant, Inc.	742,136	28,579,657
AT&T, Inc.	43,864,477	1,342,252,996
Autodesk, Inc.*	1,700,348	75,002,350
Automatic Data Processing, Inc.	3,683,572	189,004,079
AutoNation, Inc.*	465,354	16,459,571
Autozone, Inc.*	198,098	54,191,689
AvalonBay Communities, Inc.	639,642	76,808,211
Avery Dennison Corp.	793,031	33,275,581
Avon Products, Inc.	3,182,273	86,048,662
Baker Hughes, Inc.	3,222,369	236,618,556
Ball Corp.	1,254,713	44,981,461
Bank of America Corp.	75,101,856	1,001,107,740
Baxter International, Inc.	4,303,241	231,385,269
BB&T Corp.	5,159,896	141,639,145
Becton, Dickinson & Co.	1,640,281	130,599,173
Bed Bath & Beyond, Inc.*	1,890,947	91,276,012
Bemis Co., Inc.	794,273	26,060,097
Berkshire Hathaway, Inc. (Class B)*	12,844,105	1,074,152,501
Best Buy Co., Inc.	2,429,195	69,766,480
Big Lots, Inc.*	560,506	24,342,776
Biogen Idec, Inc.*	1,790,028	131,370,155
BMC Software, Inc.*	1,327,179	66,013,883
Boston Properties, Inc.	1,060,035	100,544,320
Boston Scientific Corp.*	11,272,556	81,049,678
Bristol-Myers Squibb Co.	12,632,452	333,875,706
Broadcom Corp. (Class A)	3,528,829	138,965,286
Brown-Forman Corp. (Class B)	765,241	52,265,960
C.H. Robinson Worldwide, Inc.	1,231,087	91,260,479
C.R. Bard, Inc.	629,415	62,507,204
CA, Inc.	2,846,093	68,818,529
Cablevision Systems Corp.	1,725,207	59,709,414
Cabot Oil & Gas Corp.	771,112	40,845,803
Cameron International Corp.*	1,818,735	103,849,768
Campbell Soup Co.	1,353,571	44,816,736
Capital One Financial Corp.	3,397,423	176,530,099
Cardinal Health, Inc.	2,598,196	106,863,801
CareFusion Corp.*	1,652,323	46,595,509
CarMax Inc.*	1,675,641	53,788,076
Carnival Corp.	3,205,898	122,978,247
Caterpillar, Inc.	4,740,255	527,827,394
CB Richard Ellis Group, Inc. (Class A)*	2,155,142	57,542,291
CBS Corp. (Class B)	4,992,446	125,010,848
Celgene Corp.*	3,451,826	198,583,550
CenterPoint Energy, Inc.	3,156,194	55,422,767
CenturyLink, Inc.	2,270,656	94,345,757
Cephalon, Inc.*	557,758	42,266,901
Cerner Corp.*	532,866	59,254,699
CF Industries Holdings, Inc.	527,485	72,154,673
Chesapeake Energy Corp.	4,886,025	163,779,558
Chevron Corp.	14,895,885	1,600,264,926
Chubb Corp.	2,190,394	134,293,056
CIGNA Corp.	2,009,082	88,962,151
Cincinnati Financial Corp.	1,208,797	39,648,542
Cintas Corp.	938,817	28,417,991
Cisco Systems, Inc.	41,019,296	703,480,926
Citigroup, Inc.*	215,604,065	952,969,967
Citrix Systems, Inc.*	1,393,502	102,366,657
Cliffs Natural Resources, Inc.	1,004,806	98,752,334

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Common Stocks	Shares	Value

Clorox Co.	1,021,747	$71,593,812
CME Group, Inc.	496,432	149,699,070
CMS Energy Corp.	1,875,048	36,825,943
Coach, Inc.	2,196,793	114,321,108
Coca-Cola Enterprises Inc.	2,450,231	66,891,306
Cognizant Technology Solutions Corp. (Class A)*	2,260,012	183,964,977
Colgate-Palmolive Co.	3,667,052	296,151,120
Comcast Corp. (Class A)	20,602,439	509,292,292
Comerica, Inc.	1,308,756	48,057,520
Computer Sciences Corp.	1,145,402	55,815,439
Compuware Corp.*	1,628,043	18,803,897
ConAgra Foods, Inc.	3,235,237	76,836,879
ConocoPhillips	10,609,124	847,244,643
CONSOL Energy, Inc.	1,674,596	89,808,583
Consolidated Edison, Inc.	2,169,343	110,029,077
Constellation Brands, Inc. (Class A)*	1,316,500	26,698,620
Constellation Energy Group, Inc.	1,481,793	46,128,216
Corning, Inc.	11,618,034	239,680,041
Costco Wholesale Corp.	3,239,155	237,494,845
Coventry Health Care, Inc.*	1,100,339	35,089,811
Covidien PLC	3,665,445	190,383,213
CSX Corp.	2,750,285	216,172,401
Cummins, Inc.	1,465,899	160,691,848
CVS Caremark Corp.	10,152,210	348,423,847
D.R. Horton, Inc.	2,065,375	24,061,619
Danaher Corp.	4,010,874	208,164,361
Darden Restaurants, Inc.	1,026,425	50,428,260
DaVita, Inc.*	712,710	60,943,832
Dean Foods Co.*	1,354,613	13,546,130
Deere & Co.	3,124,256	302,709,164
Dell, Inc.*	12,474,260	181,001,513
Denbury Resources, Inc.*	2,963,889	72,318,892
DENTSPLY International, Inc.	1,055,307	39,035,806
Devon Energy Corp.	3,170,461	290,953,206
DeVry, Inc.	457,237	25,180,042
Diamond Offshore Drilling, Inc.	515,617	40,063,441
DIRECTV*	5,883,668	275,355,662
Discover Financial Services	4,038,350	97,405,002
Discovery Communications, Inc. (Class A)*	2,090,456	83,409,194
Dominion Resources, Inc.	4,314,662	192,865,391
Dover Corp.	1,385,359	91,073,501
Dr. Pepper Snapple Group, Inc.	1,663,029	61,798,158
DTE Energy Co.	1,253,060	61,349,818
Duke Energy Corp.	9,873,816	179,209,760
Dun & Bradstreet Corp.	369,350	29,636,644
E*TRADE Financial Corp.*	1,643,714	25,691,250
E. I. du Pont de Nemours & Co.	6,838,831	375,930,540
Eastman Chemical Co.	524,877	52,130,784
Eaton Corp.	2,529,613	140,241,745
eBay, Inc.*	8,483,635	263,332,030
Ecolab, Inc.	1,721,407	87,826,185
Edison International	2,416,202	88,408,831
Edwards Lifesciences Corp.*	854,500	74,341,500
El Paso Corp.	5,221,159	93,980,862
Electronic Arts, Inc.*	2,483,804	48,508,692
Eli Lilly & Co.	7,559,348	265,862,269
EMC Corp.*	15,349,513	407,529,570
Emerson Electric Co.	5,595,700	326,956,751
Entergy Corp.	1,329,610	89,363,088
EOG Resources, Inc.	1,988,823	235,695,414
EQT Corp.	1,105,872	55,183,013
Equifax, Inc.	914,601	35,532,249
Equity Residential	2,181,464	123,056,384
Exelon Corp.	4,911,239	202,539,496
Expedia, Inc.	1,485,389	33,658,915
Expeditors International of Washington, Inc.	1,575,046	78,972,806
Express Scripts, Inc.*	3,919,994	217,990,866
Exxon Mobil Corp.	36,794,240	3,095,499,411
F5 Networks Inc.*	599,816	61,523,127
Family Dollar Stores, Inc.	933,566	47,910,607
Fastenal Co.	1,093,289	70,877,926
Federated Investors, Inc. (Class B)	688,139	18,407,718
FedEx Corp.	2,337,537	218,676,586
Fidelity National Information Services, Inc.	1,978,080	64,663,435
Fifth Third Bancorp	6,802,063	94,412,634
First Horizon National Corp.	1,938,770	21,733,612
First Solar Inc.*	399,951	64,328,119
FirstEnergy Corp.	3,100,806	115,008,895
Fiserv, Inc.*	1,084,633	68,028,182
FLIR Systems, Inc.	1,175,652	40,689,316
Flowserve Corp.	413,497	53,258,414
Fluor Corp.	1,310,829	96,555,664
FMC Corp.	530,869	45,086,704
FMC Technologies, Inc.*	892,275	84,302,142
Ford Motor Co.*	28,068,781	418,505,525
Forest Laboratories, Inc.*	2,116,779	68,371,962
Fortune Brands, Inc.	1,139,723	70,537,456
Franklin Resources, Inc.	1,075,832	134,565,067
Freeport-McMoRan Copper & Gold, Inc.	7,023,300	390,144,315
Frontier Communications Corp.	7,370,712	60,587,253
GameStop Corp. (Class A)*	1,119,845	25,218,909
Gannett Co., Inc.	1,772,447	26,994,368

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Common Stocks	Shares	Value

General Dynamics Corp.	2,766,986	$211,840,448
General Electric Co.	78,792,193	1,579,783,470
General Mills, Inc.	4,721,589	172,574,078
Genuine Parts Co.	1,167,360	62,617,190
Genworth Financial, Inc. (Class A)*	3,631,039	48,873,785
Genzyme Corp.*	1,919,032	146,134,287
Gilead Sciences, Inc.*	5,902,751	250,512,752
Goodrich Corp.	929,568	79,505,951
Google, Inc. (Class A)*	1,860,918	1,090,888,741
H&R Block, Inc.	2,266,356	37,938,799
H.J. Heinz Co.	2,390,480	116,703,234
Halliburton Co.	6,777,404	337,785,815
Harley-Davidson, Inc.	1,745,573	74,169,397
Harman International Industries, Inc.	515,678	24,144,044
Harris Corp.	951,378	47,188,349
Hartford Financial Services Group, Inc.	3,296,540	88,775,822
Hasbro, Inc.	1,018,068	47,686,305
HCP, Inc.	2,977,182	112,954,285
Health Care REIT, Inc.	1,309,838	68,687,905
Helmerich & Payne, Inc.	785,957	53,987,386
Hess Corp.	2,232,713	190,249,475
Hewlett-Packard Co.	16,128,620	660,789,561
Honeywell International, Inc.	5,818,394	347,416,306
Hormel Foods Corp.	1,027,216	28,597,693
Hospira, Inc.*	1,237,067	68,286,098
Host Hotels & Resorts, Inc.	5,057,785	89,067,594
Hudson City Bancorp, Inc.	3,905,056	37,800,942
Humana, Inc.*	1,248,154	87,295,891
Huntington Bancshares, Inc.	6,401,336	42,504,871
Huntington Ingalls Industries Inc.*	31,437	1,304,636
Illinois Tool Works, Inc.	3,698,427	198,679,498
Ingersoll-Rand PLC	2,449,322	118,326,746
Integrys Energy Group, Inc.	572,564	28,920,208
Intel Corp.	40,722,529	821,373,410
IntercontinentalExchange, Inc.*	542,611	67,034,163
International Business Machines Corp.	9,049,273	1,475,664,948
International Flavors & Fragrances, Inc.	593,381	36,967,636
International Game Technology	2,211,116	35,886,413
International Paper Co.	3,266,946	98,596,430
Intuit, Inc.*	2,020,972	107,313,613
Intuitive Surgical, Inc.*	288,532	96,213,881
Invesco, Ltd.	3,416,134	87,316,385
Iron Mountain, Inc.	1,482,946	46,312,404
ITT Corp.	1,360,396	81,691,780
J.C. Penney Co., Inc.	1,751,953	62,912,632
Jabil Circuit, Inc.	1,446,912	29,560,412
Jacobs Engineering Group, Inc.*	932,174	47,941,709
Janus Capital Group, Inc.	1,361,201	16,974,176
JDS Uniphase Corp.*	1,653,408	34,457,023
Johnson & Johnson	20,296,088	1,202,543,214
Johnson Controls, Inc.	5,026,148	208,936,972
Joy Global Inc.	778,373	76,911,036
JPMorgan Chase & Co.	29,558,730	1,362,657,453
Juniper Networks, Inc.*	3,969,283	167,027,429
Kellogg Co.	1,870,901	100,991,236
KeyCorp	7,071,105	62,791,412
Kimberly-Clark Corp.	3,003,049	196,009,008
Kimco Realty Corp.	3,010,596	55,214,331
KLA-Tencor Corp.	1,238,685	58,676,508
Kohl’s Corp.	2,168,420	115,012,997
Kraft Foods, Inc. (Class A)	12,977,549	406,975,937
L-3 Communications Holdings, Inc.	839,496	65,740,932
Laboratory Corp. of America Holdings*	742,156	68,374,832
Legg Mason, Inc.	1,133,816	40,919,419
Leggett & Platt, Inc.	1,088,920	26,678,540
Lennar Corp. (Class A)	1,178,538	21,355,109
Leucadia National Corp.	1,461,369	54,859,792
Lexmark International, Inc. (Class A)*	584,651	21,655,473
Life Technologies Corp.*	1,335,422	70,002,821
Limited Brands, Inc.	1,960,165	64,450,225
Lincoln National Corp.	2,347,635	70,522,955
Linear Technology Corp.	1,685,589	56,686,358
Lockheed Martin Corp.	2,128,588	171,138,475
Loews Corp.	2,334,395	100,589,081
Lorillard, Inc.	1,080,121	102,622,296
Lowe’s Cos., Inc.	10,240,007	270,643,385
LSI Corp.*	4,577,364	31,126,075
M & T Bank Corp.	893,446	79,043,168
Macy’s, Inc.	3,140,303	76,183,751
Marathon Oil Corp.	5,270,446	280,967,476
Marriott International, Inc. (Class A)	2,159,566	76,837,358
Marsh & McLennan Cos., Inc.	4,029,928	120,132,154
Marshall & Ilsley Corp.	3,914,703	31,278,477
Masco Corp.	2,658,650	37,008,408
Massey Energy Co.	768,686	52,547,375
MasterCard, Inc. (Class A)	717,148	180,520,495
Mattel, Inc.	2,587,373	64,503,209
McCormick & Co., Inc.	985,160	47,120,203
McDonald’s Corp.	7,741,538	589,053,626

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Common Stocks	Shares	Value

McKesson Corp.	1,888,670	$149,299,363
Mead Johnson Nutrition Co.	1,517,056	87,883,054
MeadWestvaco Corp.	1,247,103	37,824,634
Medco Health Solutions, Inc.*	2,998,926	168,419,684
Medtronic, Inc.	7,940,459	312,457,062
MEMC Electronic Materials, Inc.*	1,686,100	21,851,856
Merck & Co., Inc.	22,877,313	755,180,102
MetLife, Inc.	7,829,534	350,215,056
MetroPCS Communications, Inc.*	1,943,162	31,556,951
Microchip Technology, Inc.	1,400,345	53,227,113
Micron Technology, Inc.*	6,353,755	72,814,032
Microsoft Corp.	54,866,261	1,391,408,379
Molex, Inc.	1,012,491	25,433,774
Molson Coors Brewing Co. (Class B)	1,172,999	55,001,923
Monsanto Co.	3,982,463	287,772,776
Monster Worldwide, Inc.*	967,472	15,382,805
Moody’s Corp.	1,481,050	50,222,406
Morgan Stanley	11,476,247	313,531,068
Motorola Mobility Holdings Inc.*	2,177,630	53,134,172
Motorola Solutions Inc.*	2,501,275	111,781,980
Murphy Oil Corp.	1,432,795	105,195,809
Mylan, Inc.*	3,247,077	73,611,236
Nabors Industries, Ltd.*	2,116,612	64,302,673
National Semiconductor Corp.	1,774,171	25,441,612
National-Oilwell Varco, Inc.	3,124,518	247,680,542
NetApp, Inc.*	2,734,231	131,735,250
Netflix Inc.*	326,136	77,401,857
Newell Rubbermaid, Inc.	2,152,789	41,182,854
Newfield Exploration Co.*	992,827	75,464,780
Newmont Mining Corp.	3,664,065	199,984,668
News Corp. (Class A)	16,945,883	297,569,705
NextEra Energy, Inc.	3,123,561	172,170,682
Nicor, Inc.	337,667	18,132,718
NIKE, Inc. (Class B)	2,840,424	215,020,097
NiSource, Inc.	2,062,587	39,560,419
Noble Corp.	1,873,083	85,450,046
Noble Energy, Inc.	1,305,756	126,201,317
Nordstrom, Inc.	1,243,615	55,813,441
Norfolk Southern Corp.	2,643,239	183,097,166
Northeast Utilities	1,307,299	45,232,545
Northern Trust Corp.	1,795,870	91,140,403
Northrop Grumman Corp.	2,163,982	135,703,311
Novell, Inc.*	2,602,666	15,433,809
Novellus Systems, Inc.*	668,384	24,817,098
NRG Energy, Inc.*	1,831,855	39,458,157
Nucor Corp.	2,341,551	107,758,177
NVIDIA Corp.*	4,308,943	79,543,088
NYSE Euronext (a)	1,934,344	68,030,878
O’Reilly Automotive Inc.*	1,048,642	60,254,969
Occidental Petroleum Corp.	6,031,605	630,242,406
Omnicom Group, Inc.	2,103,958	103,220,179
Oneok Inc.	789,754	52,818,748
Oracle Corp.	28,867,608	963,312,079
Owens-Illinois, Inc.*	1,212,451	36,603,896
PACCAR, Inc.	2,713,617	142,057,850
Pall Corp.	854,164	49,208,388
Parker-Hannifin Corp.	1,202,779	113,879,116
Patterson Cos., Inc.	710,837	22,881,843
Paychex, Inc.	2,386,819	74,850,644
Peabody Energy Corp.	2,009,742	144,621,034
People’s United Financial, Inc.	2,687,788	33,812,373
Pepco Holdings, Inc.	1,661,249	30,982,294
PepsiCo, Inc.	11,772,260	758,251,267
PerkinElmer, Inc.	840,912	22,090,758
Pfizer, Inc.	59,326,862	1,204,928,567
PG&E Corp.	2,944,317	130,079,925
Philip Morris International, Inc.	13,335,170	875,187,207
Pinnacle West Capital Corp.	805,969	34,487,414
Pioneer Natural Resources Co.	864,877	88,148,264
Pitney Bowes, Inc.	1,507,018	38,715,292
Plum Creek Timber Co., Inc.	1,198,227	52,254,679
PNC Financial Services Group, Inc.	3,899,435	245,625,411
Polo Ralph Lauren Corp.	486,165	60,114,302
PPG Industries, Inc.	1,192,465	113,534,593
PPL Corp.	3,583,455	90,661,412
Praxair, Inc.	2,252,029	228,806,146
Precision Castparts Corp.	1,065,739	156,855,466
priceline.com Inc.*	365,030	184,865,793
Principal Financial Group, Inc.	2,375,577	76,279,777
Progress Energy, Inc.	2,172,527	100,240,396
ProLogis	4,219,696	67,430,742
Prudential Financial, Inc.	3,606,218	222,070,904
Public Service Enterprise Group, Inc.	3,749,253	118,138,962
Public Storage, Inc.	1,035,497	114,846,972
Pulte Group, Inc.*	2,502,290	18,516,946
QEP Resources, Inc.	1,303,159	52,830,066
QUALCOMM, Inc.	12,197,045	668,763,977
Quanta Services, Inc.*	1,597,201	35,825,218
Quest Diagnostics, Inc.	1,157,180	66,792,430
Qwest Communications International, Inc.	12,924,174	88,272,108
R.R. Donnelley & Sons Co.	1,528,964	28,927,999
RadioShack Corp.	785,765	11,794,333
Range Resources Corp.	1,186,919	69,387,285
Raytheon Co.	2,670,596	135,853,219

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Common Stocks	Shares	Value

Red Hat, Inc.*	1,434,076	$65,092,710
Regions Financial Corp.	9,308,153	67,577,191
Republic Services, Inc.	2,279,404	68,473,296
Reynolds American, Inc.	2,507,534	89,092,683
Robert Half International, Inc.	1,091,448	33,398,309
Rockwell Automation, Inc.	1,057,402	100,083,099
Rockwell Collins, Inc.	1,151,573	74,656,478
Roper Industries Inc.	708,371	61,245,757
Ross Stores Inc.	884,383	62,897,319
Rowan Cos., Inc.*	936,259	41,363,923
Ryder System, Inc.	380,113	19,233,718
Safeway, Inc.	2,734,001	64,358,384
SAIC, Inc.*	2,176,042	36,818,631
Salesforce.com, Inc.*	876,925	117,139,641
SanDisk Corp.*	1,758,980	81,071,388
Sara Lee Corp.	4,619,173	81,620,787
SCANA Corp.	837,947	32,989,973
Schlumberger, Ltd.	10,098,953	941,828,357
Scripps Networks Interactive (Class A)	668,480	33,484,163
Sealed Air Corp.	1,183,809	31,560,348
Sears Holdings Corp.*	323,235	26,715,373
Sempra Energy	1,779,965	95,228,127
Sherwin-Williams Co.	660,837	55,503,700
Sigma-Aldrich Corp.	906,053	57,661,213
Simon Property Group, Inc.	2,203,571	236,134,668
SLM Corp.*	3,907,203	59,780,206
Snap-on, Inc.	431,314	25,904,719
Southern Co.	6,274,726	239,129,808
Southwest Airlines Co.	5,540,605	69,977,841
Southwestern Energy Co.*	2,583,299	111,004,358
Spectra Energy Corp.	4,803,759	130,566,170
Sprint Nextel Corp.*	22,148,944	102,771,100
St. Jude Medical, Inc.	2,413,341	123,707,860
Stanley Black & Decker, Inc.	1,242,256	95,156,810
Staples, Inc.	5,342,073	103,743,058
Starbucks Corp.	5,535,531	204,537,870
Starwood Hotels & Resorts Worldwide, Inc.	1,427,939	82,991,815
State Street Corp. (a)	3,730,274	167,638,514
Stericycle, Inc.*	631,656	56,008,938
Stryker Corp.	2,497,987	151,877,610
Sunoco, Inc.	894,330	40,772,505
SunTrust Banks, Inc.	3,982,032	114,841,803
SUPERVALU, Inc.	1,572,541	14,042,791
Symantec Corp.*	5,666,166	105,050,718
Sysco Corp.	4,326,575	119,846,127
T. Rowe Price Group, Inc.	1,924,721	127,839,969
Target Corp.	5,254,112	262,758,141
TECO Energy, Inc.	1,591,262	29,852,075
Tellabs, Inc.	2,690,853	14,100,070
Tenet Healthcare Corp.*	3,597,968	26,804,862
Teradata Corp.*	1,242,016	62,970,211
Teradyne, Inc.*	1,377,906	24,540,506
Tesoro Corp.*	1,051,751	28,218,479
Texas Instruments, Inc.	8,701,835	300,735,418
Textron, Inc.	2,037,137	55,797,182
The AES Corp.*	4,909,267	63,820,471
The Allstate Corp.	3,932,872	124,986,672
The Bank of New York Mellon Corp.	9,214,698	275,243,029
The Boeing Co.	5,463,510	403,917,294
The Charles Schwab Corp.	7,420,759	133,796,285
The Coca-Cola Co.	17,024,489	1,129,574,845
The Dow Chemical Co.	8,666,285	327,152,259
The Estee Lauder Cos., Inc. (Class A)	850,853	81,988,195
The Gap, Inc.	3,238,888	73,393,202
The Goldman Sachs Group, Inc.	3,862,328	612,063,118
The Goodyear Tire & Rubber Co.*	1,801,651	26,988,732
The Hershey Co.	1,146,147	62,293,089
The Home Depot, Inc.	12,160,491	450,667,796
The Interpublic Group of Cos., Inc.	3,621,600	45,523,512
The JM Smucker Co.	883,402	63,066,069
The Kroger Co.	4,718,916	113,112,417
The McGraw-Hill Cos., Inc.	2,277,058	89,716,085
The NASDAQ OMX Group, Inc.*	1,102,362	28,485,034
The Procter & Gamble Co.	20,782,595	1,280,207,852
The Progressive Corp.	4,900,893	103,555,869
The Travelers Cos., Inc.	3,200,833	190,385,547
The Walt Disney Co.	14,091,685	607,210,707
The Washington Post Co. (Class B)	39,365	17,224,549
The Western Union Co.	4,802,137	99,740,385
The Williams Cos., Inc.	4,354,868	135,784,784
Thermo Fisher Scientific, Inc.*	2,899,701	161,078,391
Tiffany & Co.	937,684	57,611,305
Time Warner Cable, Inc.	2,547,381	181,730,161
Time Warner, Inc.	8,113,213	289,641,704
Titanium Metals Corp.*	669,468	12,438,715
TJX Cos., Inc.	2,933,270	145,871,517
Torchmark Corp.	578,075	38,430,426
Total System Services, Inc.	1,212,793	21,854,530
Tyco International, Ltd.	3,515,103	157,371,161
Tyson Foods, Inc. (Class A)	2,210,119	42,412,184
U.S. Bancorp	14,261,407	376,928,987
Union Pacific Corp.	3,643,394	358,254,932

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Common Stocks	Shares	Value

United Parcel Service, Inc. (Class B)	7,324,742	$544,374,825
United States Steel Corp.	1,064,916	57,441,569
United Technologies Corp.	6,830,104	578,168,304
UnitedHealth Group, Inc.	8,115,504	366,820,781
Unum Group	2,298,305	60,330,506
Urban Outfitters, Inc.*	954,939	28,485,830
V.F. Corp.	642,404	63,296,066
Valero Energy Corp.	4,227,242	126,056,356
Varian Medical Systems, Inc.*	892,019	60,336,165
Ventas, Inc.	1,211,866	65,804,324
VeriSign, Inc.	1,288,985	46,674,147
Verizon Communications, Inc.	20,985,084	808,765,137
Viacom, Inc. (Class B)	4,432,290	206,190,131
Visa Inc. (Class A)	3,596,097	264,744,661
Vornado Realty Trust	1,214,385	106,258,687
Vulcan Materials Co.	951,939	43,408,418
W.W. Grainger, Inc.	433,274	59,653,164
Wal-Mart Stores, Inc.	14,537,064	756,654,181
Walgreen Co.	6,849,112	274,923,356
Waste Management, Inc.	3,526,006	131,661,064
Waters Corp.*	677,338	58,860,672
Watson Pharmaceuticals, Inc.*	929,122	52,040,123
WellPoint, Inc.	2,784,539	194,332,977
Wells Fargo & Co.	39,090,606	1,239,172,210
Western Digital Corp.*	1,721,286	64,186,755
Weyerhaeuser Co.	3,990,325	98,161,995
Whirlpool Corp.	564,589	48,193,317
Whole Foods Market, Inc.	1,095,775	72,211,573
Windstream Corp.	3,751,242	48,278,485
Wisconsin Energy Corp.	1,733,930	52,884,865
Wyndham Worldwide Corp.	1,286,540	40,924,837
Wynn Resorts, Ltd.	564,840	71,875,890
Xcel Energy, Inc.	3,581,696	85,566,717
Xerox Corp.	10,398,301	110,741,906
Xilinx, Inc.	1,939,799	63,625,407
XL Group PLC	2,306,963	56,751,290
Yahoo!, Inc.*	9,727,839	161,968,519
Yum! Brands, Inc.	3,472,530	178,418,591
Zimmer Holdings, Inc.*	1,425,957	86,313,177
Zions Bancorporation	1,361,167	31,388,511

Total Common Stocks (b) (Cost 87,353,562,440)		$89,617,452,687

 *   Non-income producing security

(a)	Affiliated Issuer. See following table for more information.
(b)	The values of the securities of the Trust are determined based on Level 1 inputs. (Note 2)
REIT = Real Estate Investment Trust

Trasactions with Affiliates
SPDR S&P 500 ETF Trust has invested in companies that may be considered affiliates of the Trustee (State Street Corp.) and Sponsor (NYSE Euronext). Amounts related to these investments at March 31, 2011, and for the period then ended are:

	Number							Number
	of Shares							of Shares
	Held at	Cost at	Value at	Purchased		Sold		Held at	Value at	Dividend	Realized
	9/30/10	9/30/10	9/30/10	Cost	Shares	Proceeds	Shares	3/31/11	3/31/11	Income	Gain

State Street Corp.	3,790,256	$173,797,049	$142,741,041	$171,483,799	3,888,336	$174,181,709	3,948,318	3,730,274	$167,638,514	$725,119	$7,058,192
NYSE Euronext	1,971,626	58,879,912	56,329,355	64,200,817	2,013,624	65,608,712	2,050,906	1,934,344	68,030,878	1,163,787	5,496,393

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2011*

INDUSTRY**	VALUE

Oil, Gas & Consumable Fuels	$9,647,325,800
Pharmaceuticals	4,749,153,634
Computers & Peripherals	3,930,028,765
Diversified Financial Services	3,735,066,503
Insurance	3,442,574,371
Software	3,268,874,699
Media	2,951,282,674
IT Services	2,778,640,617
Commercial Banks	2,596,994,952
Aerospace & Defense	2,499,589,782
Diversified Telecommunication Services	2,442,501,736
Energy Equipment & Services	2,237,232,649
Industrial Conglomerates	2,231,001,622
Semiconductors & Semiconductor Equipment	2,219,890,347
Machinery	2,208,933,780
Capital Markets	2,156,927,538
Beverages	2,150,482,079
Food & Staples Retailing	2,001,067,521
Chemicals	1,921,251,598
Communications Equipment	1,861,457,053
Health Care Providers & Services	1,848,150,655
Household Products	1,843,961,792
Health Care Equipment & Supplies	1,686,803,107
Specialty Retail	1,678,513,297
Internet Software & Services	1,631,115,642
Food Products	1,515,943,687
Electric Utilities	1,512,941,559
Tobacco	1,470,969,338
Hotels, Restaurants & Leisure	1,453,932,907
Real Estate Investment Trusts (REITs)	1,389,308,759
Biotechnology	1,138,895,153
Multi-Utilities	1,119,565,576
Metals & Mining	1,068,077,248
Air Freight & Logistics	933,284,696
Internet & Catalog Retail	772,143,631
Road & Rail	776,758,217
Consumer Finance	684,524,440
Multiline Retail	671,649,718
Automobiles	492,674,922
Electrical Equipment	488,285,607
Textiles, Apparel & Luxury Goods	452,751,573
Commercial Services & Supplies	431,792,565
Life Sciences Tools & Services	426,712,610
Electronic Equipment, Instruments & Components	406,446,106
Household Durables	369,826,695
Wireless Telecommunication Services	287,219,023
Auto Components	235,925,704
Construction & Engineering	180,322,591
Personal Products	168,036,857
Independent Power Producers & Energy Traders	149,406,844
Containers & Packaging	139,205,802
Paper & Forest Products	136,421,064
Trading Companies & Distributors	130,531,090
Leisure Equipment & Products	112,189,514
Office Electronics	110,741,906
Diversified Consumer Services	101,204,242
Professional Services	98,567,202
Thrifts & Mortgage Finance	71,613,315
Gas Utilities	70,951,466
Airlines	69,977,841
Distributors	62,617,190
Health Care Technology	59,254,699
Real Estate Management & Development	57,542,291
Construction Materials	43,408,418
Building Products	37,008,408

TOTAL	$89,617,452,687

*	SPDR S&P 500 ETF Trust’s industry breakdown is expressed as market value by industry and may change over time.

**	Each security is valued based on Level 1 inputs.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Statement of Assets and Liabilities
March 31, 2011 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$89,381,783,295
Investments in affiliated issuers, at value	235,669,392

Total investments	89,617,452,687
Cash	364,134,177
Receivable for investments sold	56,942,578
Dividends receivable — unaffiliated issuers	114,123,145
Dividends receivable — affiliated issuers	685,211

Total Assets	90,153,337,798

LIABILITIES
Payable for investments purchased	74,341,500
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	554,222
Income distribution payable	397,135,534
Accrued trustee expense	2,563,376
Accrued expenses and other liabilities	18,571,735

Total Liabilities	493,166,367

NET ASSETS	$89,660,171,431

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$96,247,876,300
Distribution in excess of net investment income	(471,714,147)
Accumulated net realized loss on investments	(8,379,880,969)
Net unrealized appreciation on investments	2,263,890,247

NET ASSETS	$89,660,171,431

NET ASSET VALUE PER UNIT	$132.55

UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR VALUE	676,432,116

COST OF INVESTMENTS:
Unaffiliated issuers	$87,112,436,700
Affiliated issuers	241,125,740

Total Cost of Investments	$87,353,562,440

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Statements of Operations

	For the	For the	For the	For the
	Six Months Ended	Year Ended	Year Ended	Year Ended
	March 31, 2011	September 30,	September 30,	September 30,
	(Unaudited)	2010	2009	2008

INVESTMENT INCOME
Dividend income — unaffiliated issuers	$897,957,096	$1,516,348,569	$1,899,322,298	$1,628,431,147
Dividend income — affiliated issuers	1,888,906	155,923	2,239,900	2,890,454

Total Investment Income	899,846,002	1,516,504,492	1,901,562,198	1,631,321,601

EXPENSES
Trustee expense	24,831,518	40,693,484	37,299,801	36,310,380
S&P license fee	13,982,036	21,931,368	21,492,906	23,977,390
Marketing expense	8,841,701	14,620,912	14,233,147	18,115,010
Legal and audit services	157,498	422,917	277,642	155,059
Other expenses	705,539	1,543,741	1,050,269	2,341,136

Total Expenses	48,518,292	79,212,422	74,353,765	80,898,975
Trustee expense waiver	(6,741,256)	(10,128,612)	(7,102,147)	(6,923,474)

Net Expenses	41,777,036	69,083,810	67,251,618	73,975,501

NET INVESTMENT INCOME	858,068,966	1,447,420,682	1,834,310,580	1,557,346,100

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	8,300,795,836	16,730,164,234	(44,584,311,986)	(8,458,807,396)
Investment transactions — affiliated issuers	12,554,585	8,836,491	(166,785,981)	19,363,771
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	4,437,117,468	(11,825,602,638)	29,208,992,488	(12,549,019,477)
Investment transactions — affiliated issuers	28,150,217	(66,024,806)	90,665,805	(54,343,615)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	12,778,618,106	4,847,373,281	(15,451,439,674)	(21,042,806,717)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,636,687,072	$6,294,793,963	$(13,617,129,094)	$(19,485,460,617)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Statements of Changes in Net Assets

	For the	For the	For the	For the
	Six Months Ended	Year Ended	Year Ended	Year Ended
	March 31, 2011	September 30,	September 30,	September 30,
	(Unaudited)	2010	2009	2008
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$858,068,966	$1,447,420,682	$1,834,310,580	$1,557,346,100
Net realized gain (loss) on investment transactions	8,313,350,421	16,739,000,725	(44,751,097,967)	(8,439,443,625)
Net change in unrealized appreciation (depreciation)	4,465,267,685	(11,891,627,444)	29,299,658,293	(12,603,363,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,636,687,072	6,294,793,963	(13,617,129,094)	(19,485,460,617)

NET EQUALIZATION CREDITS AND CHARGES	50,272,459	102,137,436	79,929,657	218,645,921

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(903,078,136)	(1,549,861,683)	(1,938,730,332)	(1,782,447,532)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from sale of Units	188,279,014,772	400,829,082,743	343,468,772,184	445,910,262,535
Proceeds from reinvestment of distributions	—	2,216,596	12,270,791	13,008,992
Cost of Units repurchased	(189,543,333,679)	(399,041,216,070)	(349,232,583,429)	(410,330,564,199)
Net income equalization (Note 2)	(50,272,459)	(102,137,436)	(79,929,657)	(218,645,921)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(1,314,591,366)	1,687,945,833	(5,831,470,111)	35,374,061,407

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	11,469,290,029	6,535,015,549	(21,307,399,880)	14,324,799,179
NET ASSETS AT BEGINNING OF PERIOD	78,190,881,402	71,655,865,853	92,963,265,733	78,638,466,554

NET ASSETS AT END OF PERIOD*	$89,660,171,431	$78,190,881,402	$71,655,865,853	$92,963,265,733

UNIT TRANSACTIONS:
Units sold	1,501,000,000	3,614,350,000	3,788,050,000	3,304,850,000
Units issued from reinvestment of distributions	—	21,395	135,148	95,213
Units redeemed	(1,509,650,000)	(3,607,000,000)	(3,908,300,000)	(3,022,850,000)

NET INCREASE (DECREASE)	(8,650,000)	7,371,395	(120,114,852)	282,095,213

* Includes undistributed (distribution in excess of) net investment income	$(471,714,147)	$(426,704,977)	$(336,373,142)	$(439,719,151)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each period

	For the Six		For the	For the	For the	For the	For the
	Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31, 2011		September 30,	September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of year	$114.13		$105.73	$116.52	$152.48	$133.53	$122.85

Investment Operations:
Net investment income(1)	1.21		2.20	2.32	2.72	2.66	2.32
Net realized and unrealized gain (loss) on investments	18.35		8.24	(10.90)	(36.28)	18.75	10.54

Total from investment operations	19.56		10.44	(8.58)	(33.56)	21.41	12.86

Net equalization credits and charges(1)	0.07		0.16	0.10	0.38	0.26	0.15

Less distributions from:
Net investment income	(1.21)		(2.20)	(2.31)	(2.78)	(2.72)	(2.33)

Net asset value, end of year	$132.55		$114.13	$105.73	$116.52	$152.48	$133.53

Total investment return(2)	17.21%		10.08%	(6.90)%	(21.84)%	16.31%	10.64%

Ratios and supplemental data
Ratio to average net assets:
Net investment income	1.94	%(5)	1.98%	2.58%	1.99%	1.86%	1.83%
Total expenses(3)	0.09	%(5)	0.09%	0.09%	0.09%	0.08%	0.08%
Total expenses excluding Trustee earnings credit	0.11	%(5)	0.11%	0.10%	0.11%	0.11%	0.10%
Total expenses excluding Trustee earnings credit and fee waivers	0.11	%(5)	0.11%	0.10%	0.11%	0.12%	0.12%
Portfolio turnover rate(4)	1.95%		5.38%	6.68%	4.56%	2.95%	3.70%
Net assets, end of year (000’s)	$89,660,171		$78,190,881	$71,655,866	$92,963,266	$78,638,467	$57,585,885

(1)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per unit data for the period.

(2)	Total return is calculated assuming a purchase of a Unit at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.

(3)	Net of expenses waived by the Trustee.

(4)	Portfolio turnover ratio does not include securities received or delivered from processing creations or redemptions of Units.

(5)	Annualized.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust
Notes to Financial Statements
March 31, 2011 (Unaudited)

Note 1 —	Organization
SPDR S&P 500 ETF Trust (the “Trust”), formerly the SPDR Trust, Series 1, is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Composite Price Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (“Trust Agreement”), PDR Services, LLC, as Sponsor of the Trust (“Sponsor”), and State Street Bank and Trust Company, as Trustee of the Trust (“Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of material loss to be remote.

On February 15, 2011, NYSE Euronext (the parent of the Sponsor) and Deutsche Boerse AG announced that they have entered into a business combination agreement subject to approval by their shareholders as well as approval by the relevant regulatory authorities in the U.S. and Europe, and other closing conditions.

Note 2 —	Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation
The value of the Trust’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trustee believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Trustee has established a Pricing and Investment Committee (the “Committee”) for the purpose of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, the Trust’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
March 31, 2011 (Unaudited)

Note 2 —	Significant Accounting Policies – (continued)

The Trust continues to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides the Trust the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust’s net assets are computed and that may materially affect the value of the Trust’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust’s performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Trust’s investment by industry.

Subsequent Events
Management has determined that there are no subsequent events or transactions that would have materially impacted the Trust’s financial statements as presented.

Investment Risk
The Trust’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
March 31, 2011 (Unaudited)

Note 2 —	Significant Accounting Policies – (continued)

an equity security because the security’s issuer was in financial trouble unless that security is removed from the S&P 500 Index.

Investment Transactions
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional Units may be purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Equalization
The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units.

U.S. Federal Income Tax
For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”) and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to the holders of Units, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2010 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Trust’s major tax jurisdictions, which include the United States of America and the State of New York.

During the six months ended March 31, 2011, the Trust reclassified $8,434,336,807 of non-taxable net security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities. At March 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, the cost was $87,353,562,440, gross unrealized appreciation was $4,830,499,337 and gross unrealized depreciation was $2,566,609,090, resulting in net unrealized appreciation of $2,263,890,247.

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
March 31, 2011 (Unaudited)

Note 2 —	Significant Accounting Policies – (continued)

At September 30, 2010, the Trust had capital loss carryforwards which may be used to offset any net realized gains, expiring September 30:

2011	$1,530,834,020
2012	445,024,832
2013	380,379,645
2014	1,174,140,896
2015	1,056,971,322
2016	917,820,735
2017	2,553,965,847
2018	190,637,430

Note 3 —	Transactions with the Trustee and Sponsor
In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2011:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust

$0 - $499,999,999	10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999	8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above	6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2011, the Adjustment Amount reduced the Trustee’s fee by $2,119,030. The Adjustment Amount included an excess of net transaction fees from processing orders of $1,870,013 and a Trustee earnings credit of $249,017. Prior to 2008, the Trustee earnings credit was presented separately on the Statement of Operations.

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year through February 1, 2012, so that the total operating expenses would not exceed 9.45/100 of 1% (0.0945%) per annum of the daily net asset value. The total amount of such waivers by the Trustee for the years ended September 30, 2008, September 30, 2009, September 30, 2010 and the six months ended March 31, 2011 was $6,923,474, $7,102,147, $10,128,612 and $6,741,256, respectively. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

Standard and Poor’s Financial Services LLC (“S&P”), an affiliate of The McGraw Hill Companies, Inc. and State Street Global Markets, LLC (“SSGM”) have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index as a basis for determining the composition of the Portfolio and to

SPDR S&P 500 ETF Trust
Notes to Financial Statements (continued)
March 31, 2011 (Unaudited)

Note 3 —	Transactions with the Trustee and Sponsor – (continued)

use certain trade names and trademarks of S&P in connection with the Portfolio. The Trustee, on behalf of the Trust, NYSE Arca, Inc. (“NYSE Arca”) and the Sponsor have each received a sublicense from SSGM and S&P for the use of the S&P 500 Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual fee of $600,000.

Transactions with Affiliated Issuers
The Trust has invested in companies that may be considered affiliates of the Trustee (State Street Corp.) and Sponsor (NYSE Euronext). Such investments were made according to the representative portion of the S&P 500 Index. The market value of these investments at March 31, 2011 is listed in the Schedule of Investments.

Note 4 —	Shareholder Transactions
Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the clearing process per participating party per day, regardless of the number of Creation Units created or redeemed. In the case of redemptions outside the clearing process, the Transaction Fee plus an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit per Creation Unit redeemed, and such amount is deducted from the amount delivered to the redeemer. Transaction fees are received by the Trustee and used to defray the expense of processing orders.

Note 5 —	Investment Transactions
For the six months ended March 31, 2011, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $87,527,226,099, $88,941,243,004, $1,873,994,741, and $1,688,060,005, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $8,434,336,807.

SPDR S&P 500 ETF Trust
Other Information
March 31, 2011 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax returns at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future.

Cummulative Total Return
	1 Year	5 Year	10 Year

SPDR S&P 500 ETF Trust
Return Based on NAV	15.49%	13.57%	37.29%
Return Based on Bid/Ask Price	15.51%	13.48%	36.85%
S&P 500 Index	15.65%	13.83%	38.28%

Average Annual Total Return
	1 Year	5 Year	10 Year

SPDR S&P 500 ETF Trust
Return Based on NAV	15.49%	2.58%	3.22%
Return Based on Bid/Ask Price	15.51%	2.56%	3.19%
S&P 500 Index	15.65%	2.62%	3.29%

(1)	The Bid/Ask Price is the midpoint of the Consolidated Bid/Ask price at the time the Trust’s NAV is calculated. From April 3, 2001 to November 28, 2008, the Bid/Ask was the Bid/Ask price on the NYSE Amex (formerly the American Stock Exchange), ordinarily 4:00 p.m. Prior to April 3, 2001, the Bid/Ask price was the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

SPDR S&P 500 ETF Trust

Sponsor
PDR Services LLC
c/o NYSE Euronext
11 Wall Street
New York, NY 10005

Trustee
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

SPDRSAR